Financial Instruments (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Beginning balance	$ 943,131	$ 0	$ 0
Additions		232,719,246	232,719,246
Change in fair value	(642,153)	(220,997,087)	(229,819,070)
Transferred to equity	(299,014)	(1,957,045)	(1,957,045)
Ending balance	1,964	9,765,114	943,131
Contingent Consideration Trading Price Consideration [Member]
Beginning balance	574,687	0	0
Additions		232,719,246	232,719,246
Change in fair value	(572,723)	(222,954,132)	(232,144,559)
Transferred to equity	0	0	0
Ending balance	1,964	9,765,114	574,687
Other Contingent Consideration [Member]
Beginning balance	368,444	0	0
Additions		0	0
Change in fair value	(69,430)	1,957,045	2,325,489
Transferred to equity	(299,014)	(1,957,045)	(1,957,045)
Ending balance	$ 0	$ 0	$ 368,444